Segment information - Schedule of segment information (Details) - EUR (€) € in Thousands		1 Months Ended	12 Months Ended
		Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Referral revenue			€ 1,020,333	€ 745,824	€ 490,240
Other revenue			15,050	8,345	2,843
Total revenue			1,035,383	754,169	493,083
Advertising spend			884,685	623,452	432,173
ROAS contribution			150,698	130,717	60,910
Costs and expenses:
Cost of revenue, including related party, excluding amortization			5,930	4,273	2,946
Other selling and marketing			62,240	49,772	29,046
Technology and content			52,232	51,658	28,693
General and administrative, including related party shared service fee	[1],[2],[3]		47,444	55,602	18,065
Amortization of intangible assets	[3]		3,220	13,857	30,030
Operating income (loss)			(20,368)	(44,445)	(47,870)
Other income (expense)
Interest expense			(44)	(137)	(147)
Gain on deconsolidation of entity			2,007	0	0
Other, net			592	(139)	(2,667)
Total other income (expense), net			2,555	(276)	(2,814)
Income (loss) before income taxes			(17,813)	(44,721)	(50,684)
Provision for income taxes			(4,764)	6,670	(11,318)
Net loss		€ 1,185	(13,049)	(51,391)	(39,366)
Operating Segments | Developed Europe
Segment Reporting Information [Line Items]
Referral revenue			424,993	348,909	259,568
Other revenue			0	0	0
Total revenue			424,993	348,909	259,568
Advertising spend			324,487	257,471	194,886
ROAS contribution			100,506	91,438	64,682
Operating Segments | Americas
Segment Reporting Information [Line Items]
Referral revenue			391,667	286,398	171,910
Other revenue			0	0	0
Total revenue			391,667	286,398	171,910
Advertising spend			338,072	243,176	169,415
ROAS contribution			53,595	43,222	2,495
Operating Segments | Rest of World
Segment Reporting Information [Line Items]
Referral revenue			203,673	110,517	58,762
Other revenue			0	0	0
Total revenue			203,673	110,517	58,762
Advertising spend			222,126	122,805	67,872
ROAS contribution			(18,453)	(12,288)	(9,110)
Corporate & Eliminations
Segment Reporting Information [Line Items]
Referral revenue			0	0	0
Other revenue			15,050	8,345	2,843
Total revenue			15,050	8,345	2,843
Advertising spend			0	0	0
ROAS contribution			€ 15,050	€ 8,345	€ 2,843

[1]	Includes related party expense as follows: Year ended December 31, 201520162017 Cost of revenue——50Selling and marketing——2Technology and content——361General and administrative3,0155,128742
[2]	Includes share-based compensation as follows: Year ended December 31, 201520162017Cost of revenue238737115Selling and marketing3,36010,9133,514Technology and content, net of capitalized internal-use software and website development costs4,54515,8163,614General and administrative5,98626,2568,782
[3]	Year ended December 31, 201520162017Acquired technology included in amortization of intangible assets19,9273,75059Internal use software and website development costs included in technology and content4751,4101,742Internal use software included in general and administrative ——408